Marketable debt securities	12 Months Ended
Dec. 31, 2019
Marketable debt securities [Abstract]
Marketable debt securities

18.   Marketable debt securities

The breakdown, by classification and type, of the balance of “Marketable debt securities” is as follows:

Thousand of reais	2019	2018	2017

Classification:
Financial liabilities at amortized cost	73,702,474	74,626,232	70,247,012
Total	73,702,474	74,626,232	70,247,012

Type:
Real estate credit notes - LCI (1)	21,266,079	27,159,982	27,713,873
Eurobonds	8,715,382	4,516,647	1,992,828
Treasury Bills (2)	27,587,340	30,721,206	31,686,259
Agribusiness credit notes - LCA	14,776,877	11,925,018	8,854,052
Guaranteed Real Estate Credit Notes (3)	1,356,796	303,379	-
Total	73,702,474	74,626,232	70,247,012

Indexers:	Domestic	Abroad

Treasury Bills	97% to 105.25% of CDI	-
	100% of IGPM	-
	100% of IPCA	-
	Pre fixed: 5.06% to 17.29%	-
	100% of SELIC	-
Real estate credit notes - LCI	80% to 100% of CDI	-
	Pre fixed: 3.9% of 10.33%	-
	100% of IPCA	-
	100% of TR	-
Agribusiness credit notes - LCA	80% to 98.6% of CDI	-
Guaranteed Real Estate Credit Notes - LIG	94% to 98% of CDI	-
Eurobonds	-	0.0% to 10%
	-	CDI+6.4%

(1) Real Estate Credit Notes are fixed income securities pegged by mortgages and mortgage-backed securities or liens on property. On December 31, 2019, have maturities between 2020 and 2026 (2018 - there are maturities between 2019 to 2026 and 2017 - there are maturities between 2018 to 2026).

(2) The main features of the Treasury Bills are the minimum period of two years, minimum notional of R$300 and permission for early redemption of only 5% of the issued amount. On December 31, 2019, have a maturity between 2020 to 2025 (2018 - have a maturity between 2019 to 2025 and 2017 - there are maturities between 2018 to 2025).

(3) Guaranteed Real Estate Letters are real estate investment securities guaranteed by the issuer and by a pool of real estate credits separated from the other assets of the issuer. As of December 31, 2019 maturity until 2020 and 2021 (2018 - have a maturity until 2021).

The breakdown, by currency, of the balance of this account is as follows:

Thousand of reais
Currency:	2019	2018		2017

Real	64,987,092	70,109,585	-	68,335,103
US dollar	8,715,382	4,516,647		1,911,909
Total	73,702,474	74,626,232		70,247,012

	Average interest (%)
Currency:	2019	2018	2017

Real	5.0%	5.5%	5.5%
US dollar	4.1%	5.9%	6.8%
Total	4.5%	5.6%	5.7%

The variations in the balance “Obligations for bonds and securities” were as follows:

Thousand of reais	2019	2018	2017

Balance at beginning of the year	74,626,232	70,247,012	99,842,955
Issuances	53.017.039	73,765,081	59,663,420
Payments	(61.914.716)	(78,903,009)	(97,009,957)
Interest (Note 33)	5,138,306	4,606,949	7,901,199
Exchange differences and Others	2.835.613	4,910,199	(150,605)
Balance at end of the year	73,702,474	74,626,232	70,247,012

On December 31, 2019, 2018 and 2017, none of these instruments was convertible into Bank shares or granted privileges or rights which, in certain circumstances, make them convertible into shares. The note 44-d contains a detail of the residual maturity periods of financial liabilities at amortized cost in each year.

The breakdown of "Bonds and other securities" is as follows:

				Interest rate (p.y)
	Issuance	Maturity	Currency		2019	2018	2017

Eurobonds	2015	2018	USD	2.2%	-	-	40,333
Eurobonds	2017	2018	USD	Zero Coupon to 2.4%	-	-	1,195,668
Eurobonds	2017	2019	USD	LIBOR 3M + 1.00%	-	194,243	165,677
Eurobonds	2018	2021	BRL	4.4%	63,181	855,035	-
Eurobonds	2018	2024	USD	2.4% a 10.0%	664,996	19,386	-
Eurobonds	2018	2019	USD	Zero Coupon to 9%	-	197,055	-
Eurobonds	2018	2019	USD	LIBOR 3M + 0.95%	-	34,776	-
Eurobonds	2018	2020	USD	Up to 3,5%	37,476	1,211,361	-
Eurobonds	2018	2019	USD	LIBOR 1M + 1.5%	-	1,287,821	-
Eurobonds	2017	2020	BRL	4.4%	929,042	639,275	541,487
Eurobonds	2018	2020	USD	Above 3.5%	35,438
Eurobonds	2018	2024	USD	6.6% to 6.7%	1,260,099
Eurobonds	2018	2025	USD	Up to 9%	1,427,601
Eurobonds	2019	2020	USD	0% to 4.4%	3,556,724
Eurobonds	2019	2027	USD	CDI + 6.4%	727,118
Other					13,707	77,695	49,663
Total					8,715,382	4,516,647	1,992,828